Convertible Senior Notes - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jun. 26, 2018 $ / shares	Jul. 31, 2018 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 $ / shares	Jul. 31, 2018 CNY (¥)	Jul. 31, 2018 USD ($) $ / shares
Line of Credit Facility [Line Items]
Gain loss on repurchase of debt instruments			¥ 129,575	$ 18,787	¥ 0		¥ 0
Convertible Senior Notes Due 2025 [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount										¥ 4,985,000	$ 725,000
Conversion rate per ADS | shares		15.4776	19.1861	19.1861	16.9816	16.9816
Conversion price per ADS | $ / shares	$ 45.34							$ 52.12	$ 58.89		$ 64.61
Debt conversion premium percentage	42.50%
Convertible senior notes maturity date		Jul. 01, 2025
Principal amount of each convertible note | $		$ 1,000		$ 1,000		$ 1,000
Number of notes converted into company's ADSs			0	0	0	0
Convertible senior notes interest rate			1.25%					1.25%
Debt instrument, carrying value			¥ 2,646,168		¥ 4,565,292
Unamortized debt issuance costs			¥ 22,793		¥ 54,843
Debt instrument, effective interest rate			1.61%		1.61%			1.61%
Amortization and interest expenses			¥ 83,530		¥ 73,776
Debt instrument repurchased principal amount			2,331,509					$ 338,037
Debt instrument repurchase price			2,136,987					$ 320,048
Gain loss on repurchase of debt instruments			¥ 129,575